Company Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1. Company Overview

Blue Star Foods Corp., a Delaware corporation (“we”, “our”, the “Company”), is an international sustainable marine protein company based in Miami, Florida that imports, packages and sells refrigerated pasteurized crab meat, and other premium seafood products. The Company’s main operating business, John Keeler & Co., Inc. (“Keeler & Co.”) was incorporated in the State of Florida in May 1995. The Company has two other subsidiaries, Coastal Pride and TOBC who maintain the Company’s fresh crab meat and steelhead salmon businesses, respectively. The Company’s current source of revenue is from importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, and steelhead salmon and rainbow trout produced under the brand name Little Cedar Farms for distribution in Canada.

On February 3, 2022, Coastal Pride entered into an asset purchase agreement with Gault Seafood, LLC, a South Carolina limited liability company (“Gault Seafood”), and Robert J. Gault II, President of Gault Seafood (“Gault”) pursuant to which Coastal Pride acquired all of the Seller’s right, title and interest in and to assets relating to Gault Seafood’s soft-shell crab operations, including intellectual property, equipment, vehicles and other assets used in connection with the soft-shell crab business. Coastal Pride did not assume any liabilities in connection with the acquisition. The purchase price for the assets consisted of a cash payment in the amount of $359,250 and the issuance of 8,355 shares of common stock of the Company with a fair value of $359,250 (after taking into account the Company’s Reverse Stock Split). Such shares were subject to a leak-out agreement pursuant to which Gault Seafood could not sell or otherwise transfer the shares until February 3, 2023.

On June 9, 2023, the Company amended its Certificate of Incorporation to affect a one-for-twenty reverse stock split (“Reverse Stock Split”), which became effective on June 21, 2023. All share and per share amounts have been restated for all periods presented to reflect the Reverse Stock Split.

Note 1. Company Overview

Blue Star Foods Corp., a Delaware corporation (“we”, “our”, the “Company”), is an international sustainable marine protein company based in Miami, Florida that imports, packages and sells refrigerated pasteurized crab meat, and other premium seafood products. The Company’s main operating business, John Keeler & Co., Inc. (“Keeler & Co.”) was incorporated in the State of Florida in May 1995. The Company’s current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, and steelhead salmon and rainbow trout fingerlings produced under the brand name Little Cedar Farms for distribution in Canada.

On November 26, 2019, Keeler & Co., a wholly-owned direct subsidiary of the Company, entered into an Agreement and Plan of Merger and Reorganization (the “Coastal Merger Agreement”) with Coastal Pride Company, Inc., a South Carolina corporation, Coastal Pride Seafood, LLC, a Florida limited liability company and newly-formed, wholly-owned subsidiary of the Purchaser (the “Acquisition Subsidiary” and, upon the effective date of the Merger, the “Surviving Company” or “Coastal Pride”), and The Walter F. Lubkin, Jr. Irrevocable Trust dated 1/8/03 (the “Trust”), Walter F. Lubkin III (“Lubkin III”), Tracy Lubkin Greco (“Greco”) and John C. Lubkin (“Lubkin”), constituting all of the shareholders of Coastal Pride Company, Inc. immediately prior to the Coastal Merger (collectively, the “Sellers”). Pursuant to the terms of the Coastal Merger Agreement, Coastal Pride Company, Inc. merged with and into the Acquisition Subsidiary, with the Acquisition Subsidiary being the surviving company (the “Coastal Pride Merger”).

Coastal Pride is a seafood company, based in Beaufort, South Carolina, that imports pasteurized and fresh crabmeat sourced primarily from Mexico and Latin America and sells premium branded label crabmeat throughout North America.

On April 27, 2021, the Company entered into a stock purchase agreement (the “Purchase Agreement”) with TOBC, and Steve Atkinson and Janet Atkinson (the “Sellers”), the owners of all of the capital stock of TOBC (the “TOBC Shares”), pursuant to which the Company acquired all of the TOBC Shares from the Sellers for an aggregate purchase price of CAD$4,000,000 consisting of: (i) an aggregate of CAD$1,000,000 in cash (with each Seller receiving a pro rata amount based upon the total number of TOBC Shares held by such Seller); (ii) promissory notes in the aggregate principal amount of CAD$200,000 (the “Notes”) with the principal amount of each Seller’s Note based on such Seller’s pro rata portion of the TOBC Shares); and (iii) 987,741 shares of the Company’s common stock (representing CAD$2,800,000 of shares based on USD$2.30 per share) with each Seller receiving a pro rata portion of such shares based upon the total number of TOBC Shares held by such Seller.

On June 24, 2021, the Purchase Agreement was amended (the “Amendment”), to increase the Purchase Price to an aggregate of CAD$5,000,000 and the acquisition closed. As a result of the acquisition, TOBC became a wholly owned subsidiary of the Company. Pursuant to the Amendment, on August 3, 2021, an aggregate of 344,957 shares of the Company’s common stock (representing CAD$1,000,000 of additional shares calculated at USD$2.30 per share) was put in escrow until the 24-month anniversary of the closing. If within 24 months of the closing TOBC has cumulative revenue of at least CAD$1,300,000, the Sellers will receive all of the escrowed shares. If as of the 24-month anniversary of the closing, TOBC has cumulative revenue of less than CAD$1,300,000, the Sellers will receive a prorated number of the escrowed shares based on the actual cumulative revenue of TOBC as of such date.

TOBC is a land-based recirculating aquaculture systems salmon farming operation, based in Nanaimo, British Columbia, Canada, which sells its steelhead salmon and rainbow trout fingerlings to distributors in Canada.

On February 3, 2022, Coastal Pride entered into an asset purchase agreement with Gault Seafood, LLC, a South Carolina limited liability company (“Gault Seafood”), and Robert J. Gault II, President of Gault Seafood (“Gault”) pursuant to which Coastal Pride acquired all of the Seller’s right, title and interest in and to assets relating to Gault Seafood’s soft-shell crab operations, including intellectual property, equipment, vehicles and other assets used in connection with the soft-shell crab business. Coastal Pride did not assume any liabilities in connection with the acquisition. The purchase price for the assets consisted of a cash payment in the amount of $359,250 and the issuance of 167,093 shares of common stock of the Company with a fair value of $359,250. Such shares are subject to a leak-out agreement pursuant to which Gault Seafood may not sell or otherwise transfer the shares until February 3, 2023.